UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of registrant as specified in charter)

David D. Basten, President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(Name and address of agent for service)

Registrant’s telephone number, including area code: (434) 846-1361

Copies to:

W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP

One Post Office Square

Boston, MA 02109

Date of fiscal year end: January 31

Date of reporting period: April 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2016

(Unaudited)

	Principal/Shares	Value
COMMON STOCKS - 86.7%
Consumer Discretionary - 9.5%
Coach, Inc.	3,100	$124,837
Darden Restaurants, Inc.	2,000	124,500
Ford Motor Company	7,000	94,920
Garmin Ltd.	3,000	127,890
GKN plc	45,000	183,150
Greene King PLC	14,950	178,653
Hennes & Mauritz AB	13,500	95,040
InterContinental Hotels Group PLC	5,600	224,784
Kohl’s Corporation	2,300	101,890
Mattel, Inc.	4,000	124,360
McDonald’s Corp.	1,000	126,490
MDC Partners, Inc.	7,000	141,680
Omnicom Group, Inc.	2,000	165,940
ProSiebenSat.1 Media SE	9,500	120,745
Regal Entertainment Group	5,200	108,420
Shaw Communications, Inc.	5,000	92,550
Six Flags Entertainment Corporation	4,500	270,225
Speedway Motorsports, Inc.	5,000	87,600
Target Corporation	2,800	222,600
Toyota Motor Corporation	850	86,445
Viacom, Inc. Class B	2,250	92,025
Whitbread PLC	1,700	96,169
World Wrestling Entertainment, Inc.	6,000	99,840
WPP plc	1,100	128,865

		3,219,618

Consumer Staples - 10.0%
Altria Group, Inc.	2,500	156,775
Anheuser-Busch InBev NV	1,100	136,598
Archer-Daniels-Midland Company	1,900	75,886
British American Tobacco PLC	1,800	219,870
Coca Cola Co.	2,900	129,920
ConAgra Foods, Inc.	3,700	164,872
Diageo Plc ADR	1,800	194,994
General Mills, Inc.	2,500	153,350
Imperial Brands PLC	1,000	108,600
Kellogg Corporation	1,500	115,215
Kimberly-Clark Corporation	1,300	162,747
Kimberly-Clark de Mexico, S.A.B. de C.V.	69,000	163,530
Kraft Heinz Company	2,000	156,140
Mondelez International, Inc.	5,000	214,800
Nestle SA	2,500	186,425
Philip Morris International, Inc.	1,800	176,616
Procter & Gamble Company	1,500	120,180
Reckitt Benckiser Group PLC	9,000	177,750
Reynolds American, Inc.	3,500	173,600
Sysco Corporation	5,000	230,350
Walgreens Boots Alliance, Inc.	1,800	142,704
Woolworths Limited	3,300	56,859

		3,417,781

Energy - 4.2%
Chevron Corporation	2,550	260,559
China Petroleum & Chemical Corporation	2,860	202,402
Eni S.p.A. ADR	3,000	98,310
Royal Dutch Shell PLC	3,600	190,404
Suncor Energy, Inc.	6,900	202,653
Total SA ADR	4,042	205,132
TransCanada Corp.	4,000	165,960
Williams Companies, Inc.	5,500	106,645

		1,432,065

Financials - 12.0%
Aberdeen Asset Management plc	23,300	103,685
Aflac, Inc.	2,000	137,940
Allianz SE	11,000	187,440
Aviva plc ADR	15,000	191,250
AXA SA	8,700	220,284
Banco Santander SA	19,876	99,976
BB&T Corporation	5,800	205,204
BGC Partners, Inc. Class A	12,000	108,960
BlackRock, Inc.	500	178,165
Blue Capital Holdings Ltd.	6,191	108,033
Canadian Imperial Bank of Commerce	1,800	145,386
Charles Schwab Corporation	5,000	142,050
CME Group, Inc.	1,300	119,483
Erie Indemnity Co.	1,500	141,585
Flushing Financial Corporation	6,000	119,700
Horace Mann Educators Corporation	3,000	93,300
HSBC Holdings plc	3,300	109,989
JPMorgan Chase & Co.	3,500	221,200
M & T Bank Corp.	2,000	236,640
Maiden Holdings, Ltd.	10,000	122,300
Manulife Financial Corporation	8,000	117,840
Muenchener Rueckversicherungs-Gesellschaft AG	9,000	167,850
SCOR SE	30,000	100,500
Societe Generale SA	2,400	94,128
Standard Chartered plc	13,500	108,945
Svenska Handelsbanken AB	12,000	79,200
Swedbank AB	4,000	86,720
T. Rowe Price Group, Inc.	3,000	225,870
Westpac Banking Corporation	5,300	125,080

		4,098,703

Health Care - 6.8%
AbbVie, Inc.	1,900	115,900
Anthem, Inc.	700	98,539
Astrazeneca PLC	6,400	185,344
Becton, Dickinson and Company	950	153,197
Bristol-Myers Squibb Company	3,000	216,540
Eli Lilly & Co.	1,400	105,742
GlaxoSmithKline PLC	5,000	214,550
Johnson & Johnson	1,100	123,288
Merck & Co., Inc.	4,500	246,780
Novartis AG	2,100	159,537
Patterson Companies, Inc.	2,300	99,705
Pfizer, Inc.	5,900	192,989
Roche Holding AG	5,900	186,263
Sanofi ADR	5,500	226,050

		2,324,424

Industrials - 13.7%
Adecco SA*	3,500	112,560
Airbus Group SE	1,700	106,318

Aircastle Ltd.	9,500	206,150
Atlantia S.p.A.	13,500	188,730
Bouygues SA	2,800	93,380
Brambles Limited	7,400	139,934
Caterpillar, Inc.	2,400	186,528
CLARCOR Inc.	2,700	158,679
Covanta Holding Corporation	10,000	162,600
CSX Corporation	3,700	100,899
Deere & Company	1,500	126,165
Emerson Electric Co.	3,700	202,131
Experian PLC	6,400	116,960
Fly Leasing Ltd.	15,200	178,144
General Dynamics Corporation	1,300	182,676
General Electric Company	6,000	184,500
Healthcare Services Group, Inc.	3,500	132,475
HNI Corporation	3,500	153,020
Hopewell Holdings Limited	41,000	138,580
Illinois Tool Works, Inc.	1,300	135,876
International Consolidated Airlines Group SA	12,500	95,875
Lockheed Martin Corporation	800	185,904
Macquarie Infrastructure Corporation	2,000	140,780
Nielsen Holdings PLC	3,500	182,490
Norfolk Southern Corp.	1,300	117,143
Republic Services, Inc.	2,300	108,261
Royal Mail plc	8,400	120,414
Schneider Electric SE	8,900	115,700
Sydney Airport	11,000	55,550
3M Co.	800	133,904
United Parcel Service, Inc.	1,000	105,070
Vinci SA	10,600	198,008
Wolseley plc	15,000	85,140

		4,650,544

Information Technology - 5.4%
ASML Holding N.V.	1,500	144,900
Broadridge Financial Solutions, Inc.	2,200	131,648
Electrocomponents plc	27,400	103,298
Ericsson (LM) Telephone Co.	11,500	93,035
Intersil Corporation	10,000	116,900
KLA-Tencor Corporation	2,100	146,874
Linear Technology Corporation	3,200	142,336
Maxim Integrated Products, Inc.	3,000	107,160
Microchip Technology, Inc.	2,200	106,898
Microsoft Corporation	3,000	149,610
Paychex, Inc.	3,500	182,420
QUALCOMM, Inc.	1,800	90,936
Taiwan Semiconductor Manufacturing Company Ltd.	4,500	106,155
Texas Instruments, Inc.	2,200	125,488
Xilinx, Inc.	2,500	107,700

		1,855,358

Materials - 4.7%
Air Products and Chemicals, Inc.	1,000	145,890
Akzo Nobel N.V.	1,700	124,134
Dow Chemical Company	3,925	206,494
E. I. du Pont de Nemours and Company	2,500	164,775
International Paper Company	2,400	103,848
LyondellBasell Industries NV	2,000	165,340
Monsanto Corporation	1,400	131,152
Nucor Corporation	4,100	204,098
Olin Corporation	6,939	151,201
Smurfit Kappa Group PLC	4,300	113,993
WestRock Company	2,200	92,070

		1,602,995

Real Estate Investment Trusts - 6.8%
Agree Realty Corp.	4,000	155,120
Apollo Residential Mortgage, Inc.	7,000	94,920
CBL & Associates Poperties, Inc.	9,000	105,120
City Office REIT, Inc.	20,000	224,600
Colony Capital, Inc.	8,000	141,440
Corrections Corporation of America	5,000	152,100
Crown Castle International Corp.	1,800	156,384
New Senior Investment Group, Inc.	5,000	54,000
New York REIT, Inc.	8,600	84,538
Outfront Media, Inc.	5,000	108,450
PennyMac Mortgage Investment Trust	6,500	88,335
Physicians Realty Trust	7,000	126,910
Rayonier, Inc.	4,500	111,060
Redwood Trust, Inc.	7,000	90,720
Ryman Hospitality Properties, Inc.	2,600	133,978
Spirit Realty Capital, Inc.	13,000	148,590
Summit Hotel Properties, Inc.	8,000	91,200
Two Harbors Investment Corp.	14,400	112,752
Weyerhaeuser Company	4,000	128,480

		2,308,697

Telecommunication Services - 7.5%
A T & T, Inc.	6,500	252,330
BCE, Inc.	2,500	117,275
Bezeq Israeli Telecommunication Corporation Ltd.	40,700	86,691
Cogent Communications Holdings, Inc.	5,000	193,500
Deutsche Telekom AG	5,800	101,732
Millicom International Cellular S.A.	1,900	109,668
MTN Group Limited	10,500	109,725
NTT DOCOMO, Inc. ADR	5,000	121,700
Singapore Telecommunications Limited	5,000	142,100
Swisscom AG	2,700	136,890
TDC A/S	24,000	122,880
Telefonica S.A.	11,314	123,436
Telenor ASA	6,900	118,404
Telia Company AB	10,000	94,400
Telstra Corporation Limited	7,000	142,240
TELUS Corporation	5,600	177,296
Verizon Communications, Inc.	4,409	224,594
Vodafone Group PLC	6,000	196,440

		2,571,301

Utilities - 6.1%
AGL Resources, Inc.	2,200	144,892
American Electric Power Company, Inc.	1,500	95,250
California Water Service Group	3,900	108,927
CMS Energy Corporation	2,600	105,768
Dominion Resources, Inc.	1,500	107,205
DTE Energy Company	1,200	106,992
Duke Energy Corporation	1,400	110,292
Electricite de France	9,800	27,538
Enagas SA	10,700	164,138
Exelon Corporation	3,000	105,270
FirstEnergy Corp.	3,300	107,547
Iberdrola S.A.	3,900	111,150
National Grid PLC	1,500	108,015
NextEra Energy, Inc.	1,000	117,580
Pinnacle West Capital Corp.	1,400	101,710

SCANA Corp.	1,500	103,035
Snam S.p.A.	20,000	122,000
SSE PLC	4,100	90,446
United Utilities Group PLC	5,100	140,148

		2,077,903

TOTAL COMMON STOCKS		29,559,389

INVESTMENT COMPANIES - 12.4%
Business Development Companies - 1.9%
Ares Capital Corp.	13,000	197,470
Hercules Capital, Inc.	10,000	122,700
Monroe Capital Corporation	13,000	179,140
Triangle Capital Corporation	5,800	123,250
TriplePoint Venture Growth BDC Corp.	3,500	36,995

		659,555

Exchange Traded Funds - 6.5%
Deutsche X-Trackers MSCI All World ex US Hedged Equity ETF	4,000	88,280
Deutsche X-Trackers MSCI EAFE Hedged Equity ETF	4,000	102,600
Deutsche X-Trackers MSCI Emerging Markets Hedged Equity ETF	5,200	97,760
Deutsche X-Trackers MSCI Europe Hedged Equity ETF	7,000	176,260
Deutsche X-Trackers MSCI Japan Hedged Equity ETF	2,500	79,350
iShares International Select Dividend ETF	7,000	209,020
iShares MSCI Pacific ex-Japan ETF	5,200	207,740
iShares MSCI Singapore ETF	5,000	54,350
Schwab International Equity ETF	3,600	99,900
Schwab International Small-Cap Equity ETF	3,500	104,580
SPDR Euro STOXX 50 ETF	3,000	102,300
Vanguard FTSE Developed Markets ETF	2,800	102,788
Vanguard FTSE Europe ETF	4,550	226,863
WisdomTree Europe Hedged Equity Fund	2,000	104,700
WisdomTree International Equity Fund	4,500	210,645
WisdomTree Europe SmallCap Dividend Fund	4,200	240,450

		2,207,586

Money Market Funds - 4.0%
Fidelity Institutional Money Market Portfolio	1,360,644	1,360,644

TOTAL INVESTMENT COMPANIES		4,227,785

PREFERRED STOCKS - 0.2%
Real Estate Investment Trusts - 0.2%
Wheeler Real Estate Investment Trust, Inc., 9% Preferred Series B	50,000	70,500

TOTAL PREFERRED STOCKS		70,500

TOTAL INVESTMENTS - 99.3% (cost $30,694,799)		33,857,674
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		221,562

Net Assets - 100.0%		$34,079,236

API GROWTH FUND

SCHEDULE OF INVESTMENTS

April 30, 2016

(Unaudited)

	Shares	Value
COMMON STOCKS - 90.0%
Consumer Discretionary - 18.8%
Accor SA	25,000	$223,250
Amazon, Inc.*	500	329,795
AMC Networks, Inc.*	4,800	313,104
Amer Sports Oyj	8,600	254,302
ASOS PLC*	8,000	422,080
Autoliv, Inc.	2,500	306,175
AutoZone, Inc.*	420	321,397
Christian Dior SA	1,380	242,356
Drew Industries, Inc.	4,700	304,701
Fuji Heavy Industries Ltd.	4,000	262,560
Gentherm, Inc.*	6,000	220,440
Hermes International	875	311,640
Lear Corporation	3,000	345,390
Liberty Braves Group Class A*	720	11,261
Liberty Braves Group Class C*	320	4,774
Liberty Broadband Corporation Class A*	5,300	303,796
Liberty Broadband Corporation Class C*	5,300	303,425
Liberty Global plc Class A*	5,000	188,650
Liberty Global plc Series C*	7,400	270,840
Liberty Interactive Corporation*	8,000	209,600
Liberty Media Corporation Class A*	1,800	32,940
Liberty Media Corporation Class C*	800	14,400
Liberty Sirius Group Class A*	7,200	235,944
Liberty Sirius Group Class C*	3,200	102,464
Liberty TripAdvisor Holdings, Inc. Class A*	10,000	220,600
Liberty Ventures Series A*	4,637	185,480
LKQ Corporation*	10,000	320,500
Lowe’s Companies, Inc.	3,600	273,672
LVMH Moet Hennessey Louis Vuitton SA	6,200	205,964
Naspers Limited	20,000	277,260
Nike, Inc. Class B	4,900	288,806
Nitori Holdings Co., Ltd.	3,500	337,890
NVR, Inc.*	200	332,258
O’Reilly Automotive, Inc.*	1,000	262,680
Panasonic Corporation	30,000	268,500
Panera Bread Co.*	1,600	343,184
Publicis Groupe SA	10,500	194,145
RELX NV	16,918	284,222
Sekisui Chemical Co., Ltd.	21,000	273,630
Signet Jewelers Ltd.	2,400	260,544
Starbucks Corporation	6,400	359,872
Starz - A*	8,000	217,680
Tesla Motors, Inc.*	1,000	240,760
Thor Industries, Inc.	5,000	320,100
Tractor Supply Company	4,000	378,640
TripAdvisor, Inc.*	2,900	187,311
Ulta Salon, Cosmetics & Fragrance, Inc.*	1,900	395,732
Valeo SA	3,800	301,910
Wolters Kluwer NV	7,500	285,375
Yue Yuen Industrial (Holdings) Limited	14,500	259,695

		12,811,694

Consumer Staples - 4.2%
Cal-Maine Foods, Inc.	6,200	314,712
Compania Cervecerias Unidas S.A.	13,000	291,460
Fomento Economico Mexicano S.A.B. de C.V. ADR	2,700	251,667
Henkel AG & KGaA	3,400	345,474
J. Sainsbury plc	16,000	270,400
L’Oreal SA	7,000	254,730
Nestle SA ADR	2,900	216,253
Pernod Ricard SA	11,000	237,050
Remy Cointreau SA	4,100	340,300
Shiseido Company, Limited	16,000	357,440

		2,879,486

Energy - 1.9%
Phillips 66	3,200	262,752
Transportadora de Gas del Sur S.A.	46,000	287,040
U.S. Silica Holdings, Inc.	16,500	421,575
Valero Energy Corporation	5,700	335,559

		1,306,926

Financials - 10.6%
AIA Group Ltd.	10,000	239,800
Allied World Assurance Comapny Holdings Ltd.	6,000	213,480
Aon plc	3,400	357,408
Aspen Insurance Holdings Ltd.	6,700	310,545
Atlas Financial Holdings, Inc.*	13,000	228,410
Axis Capital Holdings Ltd.	5,000	266,350
Bank of Communications Co. Ltd.	375,000	236,250
Brookfield Asset Management, Inc.	9,000	304,380
Chubb Limited	2,500	294,650
Cresud S.A.*	27,000	283,230
Evercore Partners, Inc. Class A*	5,000	258,200
Hanover Insurance Group, Inc.	4,000	343,040
Henderson Land Development Company Limited	41,250	257,400
Investment AB Kinnevik	12,500	359,125
Investment Technology Group, Inc.	17,700	345,504
Itau CorpBanca	20,000	271,200
Markel Corp.*	400	359,644
Moody’s Corp.	2,500	239,300
Noah Holdings Ltd.*	9,500	233,510
Northern Trust Corporation	4,000	284,320
Ping An Insurance (Group) Company of China Limited	23,000	212,290
Prudential plc	10,500	206,745
Raymond James Financial, Inc.	5,000	260,850
Sampo Oyj	10,600	231,398
Tokio Marine Holdings, Inc.	7,800	270,270
Washington Federal, Inc.	14,800	359,492

		7,226,791

Health Care - 9.9%
Adaptimmune Therapeutics plc*	32,000	310,080
Allergan plc*	1,100	238,216
Bayer AG	1,700	192,236
BioMerieux	2,200	283,822
Bruker Corporation*	11,000	311,300
Celgene Corporation*	2,100	217,161
Centene Corporation*	5,000	309,800
Dentsply Sirona, Inc.	5,079	302,708
Essilor International SA	4,200	272,370
Express Scripts Holding Company*	3,600	265,428
Flamel Technologies S.A.*	25,000	286,500

Fresenius Medical Care AG & Co. KGaA	6,800	296,684
Genmab A/S*	2,600	385,242
ICON PLC*	4,100	277,078
Mylan, Inc.*	4,800	200,208
Novo Nordisk A/S ADR	5,000	278,950
Perrigo Company plc	992	95,897
Prestige Brands Holdings, Inc.*	6,800	386,104
Regeneron Pharmaceuticals, Inc.*	700	263,697
Roche Holding AG	9,200	290,444
Sinopharm Group Co.	60,500	259,545
STERIS Corporation	4,500	318,015
Trinity Biotech plc	26,000	299,000
UCB SA	2,800	209,552
Universal American Corp.	29,000	215,760

		6,765,797

Industrials - 16.3%
Aircastle Ltd.	14,000	303,800
Allegion PLC	5,100	333,795
American Woodmark Corporation*	5,000	364,200
Assa Abloy AB	27,300	286,104
Canadian Pacific Railway Limited	1,500	216,375
Controladora Vuela Compania de Aviacion, S.A.B. de C.V.*	14,000	292,320
Copart, Inc.*	7,000	299,880
Danaher Corporation	3,100	299,925
Embraer SA ADR	6,500	150,150
Fortune Brands Home & Security, Inc.	6,500	360,165
Gamesa Corporacion Tecnologica, S.A.	14,000	275,660
GEA Group AG	6,700	310,947
Herman Miller, Inc.	12,800	386,176
Hexcel Corp.	5,900	267,093
IDEX Corporation	3,300	270,270
Jardine Matheson Holdings Limited	5,500	304,134
KION Group AG	6,400	349,952
Makita Corporation	4,700	295,301
Masco Corporation	12,200	374,662
Nippon Yusen Kabushiki Kaisha	45,000	172,800
Park-Ohio Holdings Corp.	4,700	119,615
Quanex Building Products Corporation	14,000	263,760
Rockwell Collins, Inc.	3,400	299,846
Ryanair Holdings PLC	3,046	246,574
Secom Co. Ltd.	16,000	304,640
SGS SA	11,300	248,261
SMC Corporation	2,400	616,344
Teledyne Technologies, Inc.*	3,000	278,850
Toro Company	4,500	389,025
TriMas Corporation*	7,700	139,370
Universal Forest Products, Inc.	4,000	306,600
U.S. Ecology, Inc.	6,500	292,695
Viad Corp.	10,000	297,500
Wabash National Corporation*	24,000	342,000
Wabtec Corp.	3,600	298,548
Waste Connnections, Inc.	6,000	403,680
Woodward, Inc.	5,500	298,155

		11,059,172

Information Technology - 19.9%
Accenture plc	3,600	406,512
Adobe Systems, Inc.*	4,000	376,880
Alliance Data Systems Corporation*	1,400	284,634
Alphabet, Inc. Class A*	250	176,970
Alphabet, Inc. Class C*	250	173,253

Amadeus IT Holding SA	6,100	276,879
Amdocs Ltd.	5,000	282,700
AMS AG	6,500	171,795
Apple, Inc.	2,500	234,350
Automatic Data Processing, Inc.	3,500	309,540
Benefitfocus, Inc.*	7,000	265,300
Cadence Design Systems, Inc.*	14,300	331,617
Cardtronics, Inc.*	6,500	256,230
CDK Global, Inc.	5,500	261,635
CDW Corporation of Delaware	8,000	308,000
Convergys Corporation	12,000	318,000
Criteo SA*	7,000	291,830
Electronic Arts, Inc.*	4,500	278,325
Ellie Mae, Inc.*	3,500	292,600
Facebook, Inc.*	3,300	388,014
Factset Research Systems, Inc.	2,000	301,500
Fidelity National Information Services, Inc.	4,000	263,200
Gartner, Inc.*	3,000	261,510
Genpact Limited*	12,000	334,680
Harris Corp.	3,600	288,036
Hexagon AB	7,450	296,734
Infinera Corporation*	22,400	266,336
Infosys Limited	14,000	263,200
Intel Corporation	8,400	254,352
Intuit, Inc.	3,000	302,670
Juniper Networks, Inc.	10,000	234,000
Littlefuse, Inc.	2,700	314,496
Murata Manufacturing Company Ltd.	9,000	297,900
Nintendo Co., Ltd.	18,300	312,198
Oracle Corp.	6,200	247,132
Palo Alto Networks, Inc.*	1,600	241,392
PTC, Inc.*	6,500	236,990
SAP SE	3,400	267,308
Silicon Motion Technology Corporation	9,300	358,515
Synchronoss Technologies, Inc.*	5,000	155,350
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	10,000	235,900
Take-Two Interactive Software, Inc.*	9,000	307,620
Tokyo Electron Limited	16,500	272,415
U-Blox AG*	1,300	258,063
Ultimate Software Group, Inc.*	1,500	294,885
Vantiv, Inc.*	6,500	354,510
WebMD Health Corp.*	6,500	407,810
Wipro Limited	19,400	235,710

		13,549,476

Materials - 5.1%
Agrium, Inc.	2,500	215,300
Air Liquide SA	10,000	227,200
Braskem S.A.	21,000	299,250
CF Industries Holdings, Inc.	4,250	140,548
Fibria Celulose S.A.	24,500	217,070
FMC Corp.	6,000	259,560
Givaudan SA	7,100	278,817
LafargeHolcim, Limited	17,850	181,356
NewMarket Corp.	600	243,636
Novozymes A/S	5,700	270,864
PPG Industries, Inc.	2,600	287,014
Steel Dynamics, Inc.	11,100	279,831
Stora Enso Oyj	28,000	243,230
Symrise AG	18,500	307,100

		3,450,776

Telecommunication Services - 1.9%
Chunghwa Teleccom Co., Ltd.	8,500	289,850
KDDI Corporation	12,000	357,120
Telecom Argentina SA	16,000	299,520
T-Mobile US, Inc.*	8,300	326,024

		1,272,514

Utilities - 1.4%
Centrais Eletricas Brasileiras S.A.	160,000	353,600
Enersis Americas SA	21,000	179,760
Enersis Chile S.A.	21,000	133,770
Ormat Technologies, Inc.	6,300	273,420

		940,550

TOTAL COMMON STOCKS		61,263,182

INVESTMENT COMPANIES - 9.2%
Exchange Traded Funds - 9.1%
BLDRS Europe 100 ADR Index Fund	10,000	200,800
Deutsche X-Trackers MSCI All World ex US Hedged Equity ETF	11,000	242,770
First Trust Europe AlphaDEX Fund	9,000	265,770
First Trust Switzerland AlphaDEX Fund	7,000	285,040
Guggenheim China All-Cap ETF	9,000	209,880
iShares Core MSCI Emerging Markets ETF	5,500	230,560
iShares Latin American 40 ETF	12,000	325,560
iShares MSCI Brazil Capped ETF	12,000	354,120
iShares MSCI EAFE Growth ETF	3,500	232,995
iShares MSCI EAFE Small Cap ETF	5,500	277,145
iShares MSCI Emerging Markets Minimum Volatility ETF	4,700	241,862
iShares MSCI India ETF	8,400	227,304
iShares MSCI Israel Capped ETF	5,100	246,279
iShares MSCI Japan Small Cap ETF	4,500	261,990
iShares MSCI Kokusai ETF	4,600	242,650
iShares MSCI Mexico Capped ETF	5,000	270,200
iShares MSCI Thailand Capped ETF	3,000	203,850
PowerShares DWA Emerging Markets Momentum Portfolio	13,200	200,640
Schwab Emerging Markets Equity ETF	13,300	279,167
Vanguard FTSE All World ex-U.S. ETF	7,700	339,262
Vanguard FTSE All World ex-U.S. Small-Cap ETF	3,700	355,940
Vanguard FTSE Europe ETF	4,500	224,370
Vanguard MSCI Pacific ETF	4,000	222,120
WisdomTree International SmallCap Dividend Fund	4,500	267,705

		6,207,979

Money Market Funds - 0.1%
Fidelity Institutional Money Market Portfolio	83,899	83,899

TOTAL INVESTMENT COMPANIES		6,291,878

TOTAL INVESTMENTS - 99.2% (cost $53,390,199)		67,555,060
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%		546,702

Net Assets - 100.0%		$68,101,762

*	Non-income producing security.

API INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2016

(Unaudited)

	Principal/Shares	Value
COMMON STOCKS - 20.0%
Energy - Less Than 0.05%
Total SA ADR	880	$44,660

Financials - 2.5%
BGC Partners, Inc. Class A	650,000	5,902,000
Compass Diversified Holdings	250,000	4,020,000
Ellington Financial LLC	380,000	6,463,800

		16,385,800

Real Estate Investment Trusts - 15.0%
A G Mortgage Investment Trust, Inc.	450,000	6,025,500
American Capital Agency Corporation	510,000	9,368,700
American Capital Mortgage Investment Corporation	170,000	2,521,100
Annaly Capital Management, Inc.	700,000	7,294,000
Apollo Commercial Real Estate Finance, Inc.	270,000	4,301,100
Apollo Residential Mortgage, Inc.	300,000	4,068,000
Ares Commercial Real Estate Corp.	30,000	360,000
Blackstone Mortgage Trust, Inc. - Class A	380,000	10,442,400
Cherry Hill Mortgage Investment Corporation	63,500	902,335
Chimera Investment Corporation	100,000	1,420,000
City Office REIT, Inc.	154,266	1,732,407
Crown Castle International Corp.	25,000	2,172,000
CYS Investments, Inc.	150,000	1,216,500
Invesco Mortgage Capital, Inc.	630,000	8,095,500
Ladder Capital Corp.	73,537	875,826
MFA Financial, Inc.	120,000	829,200
New Residential Investment Corp.	490,000	5,929,000
One Liberty Properties, Inc.	43,517	1,019,168
PennyMac Mortgage Investment Trust	450,000	6,115,500
Starwood Property Trust, Inc.	450,000	8,712,000
Two Harbors Investment Corp.	1,210,000	9,474,300
ZAIS Financial Corp.	365,000	5,310,750

		98,185,286

Telecommunication Services - 2.5%
AT&T, Inc.	204,800	7,950,336
Verizon Communications, Inc.	137,400	6,999,156
Vodafone Group PLC	50,000	1,637,000

		16,586,492

TOTAL COMMON STOCKS		131,202,238

CORPORATE BONDS & NOTES - 25.6%
Basic Materials - 1.4%
Blue Cube Spinco, Inc., 9.75%, due 10/15/2023	$1,000,000	1,146,250
Carpenter Technology Corp., 5.2%, due 7/15/2021	$500,000	494,525
FMG Resources August 2006 Pty. Ltd., 8.25%, due 11/1/2019	$250,000	261,294
IAMGOLD Corporation, 6.75%, due 10/1/2020	$2,000,000	1,624,000
INVISTA Finance LLC, 4.25%, due 10/15/19	$1,750,000	1,698,533
Kissner Milling Co. Ltd., 7.25%, due 6/1/2019	$1,000,000	990,000

Millar Western Forest Products Ltd., 8.5%, due 4/1/2021	$1,475,000	722,750
Optima Specialty Steel, Inc., 12.5%, due 12/15/2016	$150,000	126,750
Thompson Creek Metals Company, Inc., 7.375%, due 6/1/2018	$5,000,000	2,000,000

		9,064,102

Business Development Companies - 0.8%
Full Circle Capital Corp., 8.25% Senior Notes, due 6/30/2020	50,000	1,265,000
Medley Capital Corp., 6.125% Senior Notes, due 3/30/2023	117,823	2,857,208
WhiteHorse Finance, Inc., 6.5% Senior Notes, due 7/31/2020	44,489	1,114,445

		5,236,653

Communications - 1.8%
Avanti Communications Group PLC, 10%, due 10/1/2019	$2,500,000	1,862,500
Avaya, Inc., 9%, due 4/1/2019	$4,900,000	3,136,000
Broadview Networks Holdings, Inc., 10.5%, due 11/15/2017	$2,500,000	2,200,000
Frontier Communications Corp., 11%, due 9/15/2025	$1,000,000	1,013,750
HC2 Holdings, Inc., 11%, due 12/1/2019	$1,000,000	895,000
SiTV LLC/SiTV Finance, Inc., 10.375%, due 7/1/2019	$3,000,000	2,400,000
Sprint Communications, Inc., 6%, due 12/1/2016	$500,000	503,750

		12,011,000

Consumer Cyclical - 2.2%
Air Canada, 8.75%, due 4/1/2020	$1,000,000	1,076,250
Gibson Brands Escrow Corp., 8.875%, due 8/1/2018	$1,000,000	560,000
Gibson Brands, Inc., 8.875%, due 8/1/2018	$4,192,000	2,347,520
Greektown Holdings LLC, 8.875%, due 3/15/2019	$2,000,000	2,080,000
Icon Health & Fitness, Inc.,11.875%, due 10/15/2016	$2,000,000	1,940,000
Latam Airlines 2015-1 Pass Through Trust B, 4.5%, due 11/15/2023	$1,500,000	1,305,000
Toys “R” Us Property Company II LLC, 8.5%, due 12/1/17	$5,000,000	4,862,500

		14,171,270

Consumer Non-cyclical - 1.2%
Atento Luxco 1 SA, 7.375%, due 1/29/2020	$2,100,000	2,042,250
Hertz Corporation, 7.375%, due 1/15/2021	$500,000	518,125
JBS USA LLC/JBS USA Finance, Inc., 7.25%, due 6/1/2021	$701,000	722,030
Land O’ Lakes, Inc., 6%, due 11/15/2022	$350,000	372,750
Speedy Cash Intermediate Holdings Corp., 10.75%, due 5/15/2018	$3,500,000	2,397,500
Valeant Pharmaceuticals International, Inc., 6.75%, due 8/15/2018	$1,903,000	1,845,910

		7,898,565

Energy - 0.8%
Hiland Partners LP/Hiland Partners Finance Corp., 5.5%, due 5/15/2022	$1,500,000	1,484,676
Northern Tier Energy LLC, 7.125%, due 11/15/2020	$1,750,000	1,745,625
NuStar Logistics LP, 4.75%, due 2/1/2022	$551,000	504,165
PBF Holding Company LLC, 8.25%, due 2/15/2020	$500,000	523,125
Scorpio Tankers, Inc., 6.75% Senior Notes, due 5/15/2020	21,040	483,920
Williams Partners LP/ACMP Finance Corp., 4.875%, due 3/15/2024	$500,000	456,223

		5,197,734

Financial - 4.4%
Arlington Asset Investment Corp., 6.625% Senior Notes, due 5/1/2023	177,746	3,435,830
Enova International, Inc., 9.75%, due 6/1/2021	$3,000,000	2,190,000
Fifth Street Finance Corp., 6.125% Senior Notes, due 4/30/2028	66,990	1,676,090
Fly Leasing Limited., 6.375%, due 10/15/2021	1,000,000	983,750
Goldman Sachs Capital II, Floating Rate, due 12/29/2049	$1,500,000	1,084,650
Harvest Capital Credit Corp., 7% Senior Notes, due 1/16/2020	13,175	332,010
Hunt Companies, Inc., 9.625%, due 3/1/2021	$6,250,000	6,156,250
Icahn Enterprises LP, 4.875%, due 3/15/2019	$1,500,000	1,496,250
JPMorgan Chase & Co., 7.9%, due 4/29/2049	$2,000,000	2,013,750
KCG Holdings, Inc., 6.875%, due 3/15/2020	$3,170,000	2,916,400
Ladder Capital Finance Holdings LLLP, 7.375%, due 10/1/2017	$250,000	251,563

Progressive Corporation, 6.7%, due 6/15/2037	$1,500,000	1,419,600
Prudential Financial, Inc., 5.875%, due 9/15/2042	$1,000,000	1,082,000
Wachovia Capital Trust III, 5.8%, due 3/29/2049	$1,000,000	998,750
Wells Fargo & Company, 7.98%, due 3/29/2049	$1,000,000	1,041,250
ZFS Finance USA Trust II, 6.45%, due 12/15/2065	$2,000,000	2,020,200

		29,098,343

Industrial - 1.0%
Artesyn Escrow, Inc., 9.75%, due 10/15/2020	$1,000,000	890,000
Jac Holding Corporation, 11.5%, due 10/1/2019	$3,000,000	3,045,000
PaperWorks Industries, Inc., 9.5%, due 8/15/2019	$2,600,000	2,392,000
Techniplas LLC, 10%, due 5/1/2020	$750,000	528,750

		6,855,750

Real Estate Investment Trusts - 0.7%
Arbor Realty Trust, Inc., 7.375% Senior Notes, due 5/15/2021	38,500	947,100
RAIT Financial Trust, 7.125% Senior Notes, due 8/30/2019	41,637	960,982
RAIT Financial Trust, 7.625% Senior Notes, due 4/15/2024	60,000	1,179,600
Sotherly Hotels LP, 8% Senior Notes, due 9/30/2018	28,667	736,742
Sotherly Hotels LP, 7% Senior Notes, due 11/15/2019	29,000	730,800

		4,555,224

Structured Notes - 10.6%
Barclays Financial LLC Contingent Payment Callable Yield Notes, Variable Rate, due 3/20/2020	$4,100,000	3,883,520
Barclays Financial LLC Contingent Payment Callable Yield Notes, Variable Rate, due 5/12/2020	$3,100,000	2,955,230
Barclays Financial LLC Contingent Payment Callable Yield Notes, Variable Rate, due 10/13/2020	$2,100,000	2,030,910
Credit Suisse AG, 5.25% Callable Yield Notes, due 9/7/2016	$100,000	99,670
Credit Suisse AG, 6.25% Callable Yield Notes, due 2/13/2017	$100,000	98,440
Credit Suisse AG, 10.25% Contingent Coupon Callable Yield Notes, due 8/31/2017	$100,000	98,600
Credit Suisse AG, Contingent Coupon Callable Yield Notes, Variable Rate, due 9/28/2018	$2,000,000	1,825,200
Credit Suisse AG, Contingent Coupon Callable Yield Notes, Variable Rate, due 10/15/2018	$4,365,000	4,172,504
Credit Suisse AG, Contingent Coupon Callable Yield Notes, Variable Rate, due 2/14/2020	$2,000,000	1,950,000
Credit Suisse AG, Contingent Coupon Callable Yield Notes, Variable Rate, due 3/16/2020	$4,000,000	3,780,800
Credit Suisse AG, 10.9% Contingent Coupon Callable Yield Notes, due 4/27/2020	$3,000,000	2,859,000
Credit Suisse AG, 9% Contingent Coupon Callable Yield Notes, due 6/17/2020	$3,000,000	2,504,100
Credit Suisse AG, 9.25% Contingent Coupon Callable Yield Notes, due 6/19/2020	$4,500,000	3,804,300
Credit Suisse AG, Russell 2000 Index-Linked Medium-Term Notes, Variable Rate, due 6/12/2023	$4,000,000	3,850,000
Credit Suisse AG, S&P 500 and Russell 2000 Index-Linked Medium-Term Notes, Variable Rate, due 6/12/2023	$6,000,000	5,799,000
Goldman Sachs Group, Inc. Callable Monthly Index-Linked Range Accrual Notes, Variable Rate, due 4/30/2024	$3,000,000	2,676,960
Morgan Stanley Contingent Income Buffered Securities, Variable Rate, due 5/30/2028	$2,000,000	2,034,700
Morgan Stanley Contingent Income Securities, Leveraged CMS Curve and S&P 500 Index, Variable Rate, due 8/30/2028	$3,000,000	2,625,000
Morgan Stanley Contingent Income Securities, Russell 2000 Index and Euro STOXX 50 Index, Variable Rate, due 6/28/2028	$3,000,000	2,953,200

Morgan Stanley Contingent Income Securities, S&P 500 Index and Russell 2000 Index, Variable Rate, due 6/28/2028	$3,000,000	3,131,550
Morgan Stanley Contingent Income Securities, S&P 500 Index, Russell 2000 Index and EURO STOXX 50 Index, Variable Rate, due 3/13/2029	$3,000,000	2,696,700
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 11/23/2018	$2,000,000	1,825,200
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 8/30/2019	$2,000,000	1,884,200
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 9/10/2019	$2,000,000	1,886,400
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 5/27/2020	$3,000,000	2,612,700
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 7/9/2020	$3,200,000	2,921,280
Societe Generale SA, Callable Conditional Coupon Notes, Variable Rate, due 10/30/2020	$3,100,000	2,847,660

		69,806,824

Technology - 0.7%
EMC Corporation, 3.375%, due 6/1/2023	$2,000,000	1,669,022
Rolta Americas LLC, 8.875%, due 7/24/2019	$5,537,000	2,270,170
Western Digital Corporation, 7.375%, due 4/1/2023	$500,000	505,938

		4,445,130

TOTAL CORPORATE BONDS & NOTES		168,340,595

INVESTMENT COMPANIES - 47.3%
Business Development Companies - 14.8%
Ares Capital Corporation	470,000	7,139,300
BlackRock Capital Investment Corporation	200,000	1,682,000
Capitala Finance Corp.	83,200	1,125,696
Fidus Investment Corp.	395,000	6,296,300
FS Investment Corporation	750,000	6,982,500
Garrison Capital, Inc.	70,000	735,000
Goldman Sachs BDC, Inc.	420,000	8,253,000
Golub Capital BDC, Inc.	415,000	7,283,250
Harvest Capital Credit Corporation	45,000	581,850
Hercules Capital, Inc.	670,000	8,220,900
Main Street Capital Corporation	270,000	8,429,400
New Mountain Finance Corporation	405,000	5,070,600
PennantPark Floating Rate Capital Ltd.	58,000	687,880
Solar Capital Ltd.	430,000	7,580,900
Stellus Capital Investment Corp.	195,000	2,012,400
TCP Capital Corp.	420,000	6,207,600
THL Credit, Inc.	442,000	4,972,500
TPG Specialty Lending, Inc.	490,000	8,050,700
Triangle Capital Corporation	275,000	5,843,750
WhiteHorse Finance, Inc.	21,000	209,790

		97,365,316

Closed End Funds - Equity - 0.2%
Tri-Continental Corporation	70,239	1,422,340

Closed End Funds - Fixed Income - 25.8%
AllianceBernstein Global High Income Fund, Inc.	200,000	2,382,000
Apollo Senior Floating Rate Fund, Inc.	185,000	2,913,750
Apollo Tactical Income Fund, Inc.	70,000	995,400
Ares Dynamic Credit Allocation Fund	267,052	3,679,977
Avenue Income Credit Strategies Fund	110,000	1,278,200

BlackRock Corporate High Yield Fund, Inc.	435,000	4,471,800
BlackRock Credit Allocation Income Trust	255,000	3,228,300
BlackRock Debt Strategies Fund, Inc.	1,000,000	3,510,000
BlackRock Floating Rate Income Strategies Fund, Inc.	300,000	3,972,000
BlackRock Global Floating Rate Income Trust Fund	280,000	3,606,400
BlackRock Limited Duration Income Trust	340,000	5,083,000
BlackRock Multi-Sector Income Trust	240,000	3,876,000
Brookfield High Income Fund, Inc.	205,000	1,484,200
Diversified Real Asset Income Fund	169,068	2,787,931
DWS High Income Trust	185,000	1,631,700
DWS Multi-Market Income Trust	346,899	2,861,917
DWS Strategic Income Trust	82,513	945,599
Eaton Vance Floating-Rate Income Plus Fund	110,000	1,670,900
Eaton Vance Floating-Rate Income Trust	350,000	4,609,500
Eaton Vance Limited Duration Income Fund	400,000	5,344,000
Eaton Vance Senior Floating-Rate Fund	90,000	1,167,300
Eaton Vance Senior Income Trust	475,000	2,793,000
First Trust High Income Long/Short Fund	70,000	1,043,000
First Trust Senior Floating Rate Income Fund II	170,000	2,181,100
Flaherty & Crumrine Total Return Fund, Inc.	15,011	311,478
Invesco Dynamic Credit Opportunities Fund	570,000	6,161,700
Invesco High Income Trust II	90,000	1,238,400
Invesco Municipal Trust	200,000	2,718,000
Invesco Quality Municipal Income Trust	200,000	2,708,000
Invesco Senior Income Trust	680,000	2,774,400
Ivy High Income Opportunity Fund	160,000	2,110,400
KKR Income Opportunities Fund	75,000	1,104,000
MFS Intermediate High Income Fund	100,000	244,000
MFS Municipal Income Trust	98,942	719,308
Neuberger Berman High Yield Strategies Fund, Inc.	207,000	2,241,810
New America High Income Fund, Inc.	355,000	3,003,300
Nuveen Credit Strategies Income Fund	520,000	4,123,600
Nuveen Dividend Advantage Municipal Fund 3	450,000	6,898,500
Nuveen Dividend Advantage Municipal Income Fund	302,270	4,679,140
Nuveen Flexible Investment Income Fund	41,800	651,662
Nuveen Floating Rate Income Fund	380,000	3,921,600
Nuveen Floating Rate Income Opportunity Fund	483,000	4,926,600
Nuveen Global High Income Fund	170,000	2,422,500
Nuveen Municipal Market Opportunity Fund	220,000	3,249,400
Nuveen Preferred & Income Term Fund	34,806	821,770
Nuveen Preferred Income Opportunities Fund	140,000	1,395,800
Nuveen Quality Preferred Income Fund	295,000	2,501,600
Nuveen Senior Income Fund	435,000	2,623,050
Nuveen Short Duration Credit Opportunities Fund	117,000	1,784,250
PIMCO Dynamic Credit Income Fund	130,000	2,375,100
Pioneer Diversified High Income Trust	75,000	1,168,500
Pioneer Floating Rate Trust	257,851	2,916,295
Prudential Global Short Duration High Yield Fund, Inc.	400,000	5,972,000
Prudential Short Duration High Yield Fund, Inc.	360,000	5,659,200
Wells Fargo Advantage Income Opportunities Fund	370,000	2,871,200
Wells Fargo Advantage Multi-Sector Income Fund	83,000	1,043,310
Western Asset Corporate Loan Fund, Inc.	115,000	1,154,600
Western Asset Global High Income Fund, Inc.	110,000	1,029,600
Western Asset Global Corporate Defined Opportunity Fund, Inc.	117,000	1,952,730
Western Asset Global Partners Income Fund, Inc.	140,000	1,174,600
Western Asset High Income Fund II, Inc.	260,000	1,794,000
Western Asset High Income Opportunity Fund, Inc.	610,000	2,897,500

Western Asset High Yield Defined Opportunity Fund, Inc.	220,000	3,170,200
Western Asset Worldwide Income Fund, Inc.	64,000	680,960

		168,711,037

Exchange Traded Funds - 3.2%
iShares U.S. Preferred Stock ETF	220,000	8,619,600
PowerShares Financial Preferred Portfolio	300,000	5,646,000
PowerShares Preferred Portfolio	450,000	6,741,000

		21,006,600

Money Market Funds - 3.3%
Fidelity Institutional Money Market Portfolio	21,964,761	21,964,761

TOTAL INVESTMENT COMPANIES		310,470,054

PREFERRED STOCKS - 1.7%
Financial - 0.8%
Bank of America Corporation, 6% Preferred Series EE	40,000	1,009,600
BB&T Corporation, 5.625% Preferred Series H	10,000	256,500
CYS Investments, Inc., 7.75% Preferred Series A	40,000	980,000
Gabelli Equity Trust, Inc., 5.45% Preferred Series J	15,000	379,500
Ladenburg Thalmann Financial Services, Inc., 8% Preferred Series A	10,700	260,652
Legg Mason, Inc., 6.375% Preferred	10,000	258,000
Oxford Lane Capital Corp., 7.5% Preferred	59,805	1,498,115
State Street Corp., 5.35% Preferred Series G	1,000	26,290
Torchmark Corporation, 6.125% Preferred	20,000	511,000

		5,179,657

Real Estate Investment Trusts - 0.9%
A G Mortgage Investment Trust, Inc., 8.25% Preferred Series A	37,980	926,708
A G Mortgage Investment Trust, Inc., 8% Preferred Series B	30,000	707,289
Arbor Realty Trust, Inc., 8.25% Preferred Series A	26,845	663,340
Bluerock Residential Growth REIT, Inc., 8.25% Preferred Series A	25,651	648,970
Invesco Mortgage Capital, Inc., 7.75% Preferred Series B	10,000	232,000
New York Mortgage Trust, Inc., 7.75% Preferred Series B	30,000	645,600
NorthStar Realty Finance Corp., 8.875% Preferred Series C	30,000	729,000
NorthStar Realty Finance Corp., 8.75% Preferred Series E	50,000	1,177,500
Resource Capital Corporation, 8.25% Preferred	30,000	532,500

		6,262,907

TOTAL PREFERRED STOCKS		11,442,564

U. S. TREASURY NOTES & BONDS - 3.6%
U.S. Treasury Note, 1%, due 11/30/19	$5,000,000	4,991,700
U.S. Treasury Note, 2.25%, due 11/15/25	$18,000,000	18,684,846

TOTAL U.S. TREASURY NOTES & BONDS		23,676,546

TOTAL INVESTMENTS - 98.2% (cost $691,563,006)		645,131,997
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%		11,730,513

Net Assets - 100.0%		$656,862,510

API CORE INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2016

(Unaudited)

	Principal/Shares	Value
CORPORATE BONDS & NOTES - 71.0%
Basic Materials - 3.9%
Alcoa, Inc., 6.5%, due 6/15/2018	$150,000	$161,250
AngloGold Ashanti Holdings PLC, 5.375%, due 4/15/2020	$200,000	204,894
Carpenter Technology Corp., 5.2%, due 7/15/2021	$200,000	197,810
E. I. duPont de Nemours, 4.625%, due 1/15/2020	$100,000	110,139
INVISTA Finance LLC, 4.25%, due 10/15/19	$435,000	422,207
Kissner Milling Co. Ltd., 7.25%, due 6/1/2019	$100,000	99,000
Optima Specialty Steel, Inc., 12.5%, due 12/15/2016	$40,000	33,800

		1,229,100

Business Development Companies - 5.6%
Hercules Capital, Inc., 7% Senior Notes due 9/30/2019	3,096	78,638
JMP Group, Inc., 8% Senior Notes due 1/15/2023	14,400	345,456
Main Street Capital Corp., 6.125% Senior Notes, due 4/1/2023	6,600	169,554
Medley Capital Corp., 6.125% Senior Notes, due 3/30/2023	7,000	169,750
PennantPark Investment Corp., 6.25% Senior Notes, due 2/1/2025	6,800	163,880
Stellus Capital Investment Corp., 6.5% Senior Notes, due 4/30/2019	2,000	50,000
THL Credit, Inc., 6.75% Senior Notes, due 11/15/2021	2,000	50,400
Triangle Capital Corp., 6.375% Senior Notes, due 3/15/2022	4,000	102,246
Triangle Capital Corp., 6.375% Senior Notes, due 12/15/2022	5,000	125,200
TriplePoint Venture Growth BDC Corp., 6.75% Senior Notes, due 7/15/2020	5,000	125,000
WhiteHorse Finance, Inc., 6.5% Senior Notes, due 7/31/2020	15,100	378,253

		1,758,377

Communications - 2.7%
Avaya, Inc., 9%, due 4/1/2019	$200,000	128,000
CenturyLink, Inc., 6.15%, due 9/15/2019	$100,000	105,500
Crown Castle Towers LLC, 5.495%, due 1/15/2017	$100,000	100,717
Crown Castle Towers LLC, 4.883%, due 8/15/2020	$200,000	214,124
Discovery Communications LLC, 4.375%, due 6/15/2021	$200,000	212,678
Sprint Capital Corporation, 6.9%, due 5/1/2019	$100,000	92,000

		853,019

Consumer Cyclical - 7.9%
Air Canada, 6.75%, due 10/1/2019	$100,000	105,000
American Airlines, 5.625%, due 1/15/2021	$197,000	201,679
Cooper Tire and Rubber Company, 8%, due 12/15/2019	$100,000	114,000
Dillard’s, Inc., 7.13%, due 8/1/2018	$300,000	327,114
Gap, Inc., 5.95%, due 4/12/2021	$300,000	320,278
General Motors Financial Co., Inc., 3.7%, due 11/24/2020	$100,000	103,728
International Game Technology, 7.5%, due 6/15/2019	$100,000	110,625
Latam Airlines 2015-1 Pass Through Trust B, 4.5%, due 11/15/2023	$300,000	261,000
Northwest Airlines 2007-1 Class A Pass Through Trust, 7.027%, due 11/1/2019	$73,400	81,845
Toys “R” Us Property Company II LLC, 8.5%, due 12/1/2017	$400,000	389,000
Volkswagen Group of America Finance LLC, 1.65%, due 5/22/2018	$250,000	247,808
Volkswagen International Finance NV, 1.6%, due 11/20/2017	$200,000	198,754

		2,460,831

Consumer Non-cyclical - 7.8%
Atento Luxco 1 SA, 7.375%, due 1/29/2020	$300,000	291,750
Bunge Limited Finance Corp., 3.2%, due 6/15/2017	$200,000	202,979
CHS/Community Health Systems, Inc., 5.125%, due 8/15/2018	$100,000	101,500

Coca-Cola Enterprises, Inc., 3.5%, due 9/15/2020	$200,000	209,847
Experian Finance PLC, 2.375%, due 6/15/2017	$200,000	200,955
HCA Inc., 6.5%, due 2/15/2020	$100,000	111,000
Land O’ Lakes, Inc., 6%, due 11/15/2022	$300,000	319,500
Lender Processing Services, Inc., 5.75%, due 4/15/2023	$500,000	525,000
Medco Health Solutions, Inc., 4.125%, due 9/15/2020	$100,000	106,012
S&P Global, Inc., 5.9%, due 11/15/2017	$250,000	265,807
Sysco Corporation, 2.6%, due 10/1/2020	$100,000	102,357
Total System Services, Inc., 2.375%, due 6/1/2018	$20,000	20,020

		2,456,727

Energy - 3.8%
Hiland Partners LP/Hiland Partners Finance Corp., 5.5%, due 5/15/2022	$400,000	395,914
Northern Tier Energy LLC/Northern Tier Finance Corp., 7.125%, due 11/15/2020	$300,000	299,250
PBF Holding Company LLC, 8.25%, due 2/15/2020	$134,000	140,198
Transocean, Inc., 6.5%, due 11/15/2020	$100,000	82,938
Williams Partners LP/ACMP Finance Corp., 4.875%, due 3/15/2024	$200,000	182,489
Williams Partners LP/Wlliams Partners Finance Corp., 7.25%, due 2/1/2017	$100,000	103,092

		1,203,881

Financial - 28.2%
Air Lease Corporation, 5.625%, due 4/1/2017	$200,000	206,956
Air Lease Corporation, 3.375%, due 6/1/2021	$200,000	201,500
Allstate Corporation, 6.125%, due 5/15/2037	$100,000	96,750
Ally Financial, Inc., 2.75%, due 1/30/2017	$100,000	100,057
Arlington Asset Investment Corp., 6.625% Senior Notes, due 5/1/2023	13,000	251,290
Astoria Financial Corporation, 5%, due 6/19/2017	$200,000	206,280
Athene Global Funding, 2.875%, due 10/23/2018	$200,000	198,059
Denali Borrower LLC/Denali Finance Corp., 5.625%, due 10/15/2020	$350,000	369,250
Doric Nimrod Air Finance Alpha Ltd., 5.125%, due 11/30/2022	$161,000	163,111
Emerald Aviation Finance Ltd., 4.65%, due 4/15/2020	$300,000	236,510
Fly Leasing Limited, 6.75%, due 12/15/2020	$100,000	100,750
Fly Leasing Limited., 6.375%, due 10/15/2021	$300,000	295,125
GFI Group, Inc., 8.375%, due 7/19/2018	$350,000	369,250
Goldman Sachs Capital II, 4%, due 12/29/2049	$450,000	325,395
Goldman Sachs Group, Inc., 2%, due 4/29/2021	$100,000	99,437
Hartford Financial Services Group, Inc., 8.125%, due 6/15/2038	$100,000	108,250
Highmark, Inc., 4.75%, due 5/15/2021	$500,000	512,619
Icahn Enterprises LP, 3.5%, due 3/15/2017	$200,000	200,000
Icahn Enterprises LP, 4.875%, due 3/15/2019	$200,000	199,500
Jackson National Life Global Funding, 4.7%, due 6/1/2018	$100,000	105,607
Jefferies Group LLC, 5.125%, due 4/13/2018	$100,000	103,991
JPMorgan Chase & Co., Floating Rate, due 3/21/2023	$100,000	95,157
JPMorgan Chase & Co., 7.9%, due 4/29/2049	$300,000	302,063
KCG Holdings, Inc., 6.875%, due 3/15/2020	$300,000	276,000
Kemper Corp., 6%, due 5/15/2017	$200,000	207,789
Nationwide Mutual Insurance Co., Floating Rate, due 12/15/2024	$400,000	389,500
Neuberger Berman Group LLC, 5.875%, due 3/15/2022	$200,000	208,500
Och-Ziff Finance Co. LLC, 4.5%, due 11/20/2019	$300,000	282,239
Progressive Corporation, 6.7%, due 6/15/2037	$400,000	378,560
Prudential Financial, Inc., 5.875%, due 9/15/2042	$350,000	378,700
Scottrade Financial Services, Inc., 6.125%, due 7/11/2021	$300,000	320,902
Sirius International Group Ltd., 6.375%, due 3/20/2017	$350,000	360,319
Standard Chartered PLC, 4%, due 7/12/2022	$200,000	201,000
Wachovia Capital Trust III, 5.8%, due 3/29/2049	$300,000	299,625
Wells Fargo & Company, 7.98%, due 3/29/2049	$200,000	208,250
ZFS Finance USA Trust II, 6.45%, due 12/15/2065	$500,000	505,050

		8,863,341

Industrial - 3.5%
Acuity Brands Lighting, Inc., 6%, due 12/15/2019	$180,000	198,803
Aviation Capital Group Corp., 2.875%, due 9/17/2018	$200,000	199,896
General Electric Company, 5.25%, due 12/6/2017	$200,000	213,630
General Electric Company, 5%, due 12/29/2049	$246,000	255,840
L-3 Communications Corp., 5.2%, due 10/15/2019	$200,000	216,747

		1,084,916

Real Estate Investment Trusts - 0.4%
Sotherly Hotels LP, 7% Senior Notes, due 11/15/2019	5,000	126,000

Technology - 5.7%
Activision Blizzard, Inc., 5.625%, due 9/15/2021	$100,000	105,500
Apple, Inc., 2.85%, due 5/6/2021	$100,000	105,162
Broadcom Corporation, 2.7%, due 11/1/2018	$200,000	192,586
EMC Corporation, 1.875%, due 6/1/2018	$200,000	197,848
EMC Corporation, 3.375%, due 6/1/2023	$200,000	166,902
Hewlett Packard Enterprise Co., 2.85%, due 10/5/2018	$200,000	204,281
Hewlett Packard Enterprise Co., 3.6%, due 10/15/2020	$200,000	207,664
KLA-Tencor Corporation, 2.375%, due 11/1/2017	$100,000	100,928
KLA-Tencor Corporation, 4.125%, due 11/1/2021	$100,000	106,018
Leidos Holdings, Inc., 4.45%, due 12/1/2020	$200,000	198,000
QUALCOMM, Inc., 3%, due 5/20/2022	$200,000	208,439

		1,793,328

Utilities - 1.5%
Cleveland Electric Illuminating Company, 7.88%, due 11/1/2017	$200,000	217,604
DPL Inc., 7.25%, due 10/15/2021	$100,000	106,489
NextEra Energy Capital Holdings, Inc., 6.35%, due 10/1/2066	$200,000	150,000

		474,093

TOTAL CORPORATE BONDS & NOTES		22,303,613

INVESTMENT COMPANIES - 24.2%
Closed End Funds - 0.9%
BlackRock Global Floating Rate Income Trust Fund	7,000	90,160
Nuveen Floating Rate Income Opportunity Fund	10,000	102,000
Nuveen Senior Income Fund	16,000	96,480

		288,640

Exchange Traded Funds - 20.6%
AdvisorShares Newfleet Multi-Sector Income ETF	35,500	1,728,850
iShares 0-5 Year Investment Grade Corporate Bond ETF	7,000	354,340
iShares 1-3 Year Credit Bond ETF	1,000	105,620
iShares Core 1-5 Year USD Bond ETF	3,500	353,220
iShares U.S. Preferred Stock ETF	2,600	101,868
Market Vectors Fallen Angel High Yield Bond ETF	4,000	108,880
PIMCO Investment Grade Corporate Bond Index ETF	2,000	208,760
PIMCO Total Return Active ETF	3,550	376,691
PowerShares Senior Loan Portfolio	9,000	207,810
PowerShares Variable Rate Preferred Portfolio Fund	14,500	350,755
SPDR Barclays Issuer Scored Corporate Bond ETF	6,000	192,847
SPDR Barclays Short Term Corporate Bond ETF	12,200	374,540
Vanguard Intermediate-Term Corporate Bond ETF	3,000	262,680
Vanguard Short-Term Corporate Bond ETF	21,500	1,724,085

		6,450,946

Money Market Funds - 2.7%
Fidelity Institutional Money Market Portfolio	845,367	845,367

TOTAL INVESTMENT COMPANIES		7,584,953

PREFERRED STOCKS - 0.4%
Financial - 0.2%
Maiden Holdings Ltd., 7.125% Preferred Series C	800	19,680
State Street Corp., 5.35% Preferred Series G	1,000	26,290

		45,970

Real Estate Investment Trusts - 0.2%
Bluerock Residential Growth REIT, Inc., 8.25% Preferred Series A	3,000	75,900

TOTAL PREFERRED STOCKS		121,870

U. S. TREASURY NOTES & BONDS - 3.2%
U.S. Treasury Note, 1%, due 3/15/18	$500,000	502,237
U.S. Treasury Note, 1.25%, due 10/31/18	$500,000	504,873

TOTAL U.S. TREASURY NOTES & BONDS		1,007,110

TOTAL INVESTMENTS - 98.8% (cost $31,355,736)		31,017,546
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%		375,760

Net Assets - 100.0%		$31,393,306

API VALUE FUND

SCHEDULE OF INVESTMENTS

April 30, 2016

(Unaudited)

	Shares	Value
COMMON STOCKS - 88.9%
Consumer Discretionary - 16.1%
Adidas AG	2,000	$129,100
Advance Auto Parts, Inc.	700	109,270
Bayerische Motoren Werke (BMW) AG	4,000	123,440
Bed Bath & Beyond, Inc.*	2,200	103,884
Carnival Corporation	2,500	122,625
CBS Corporation Class B	2,400	134,184
Daimler AG	1,400	97,636
Delphi Automotive PLC	1,200	88,356
DreamWorks Animation SKG, Inc.*	4,000	159,680
D.R. Horton, Inc.	4,500	135,270
Esprit Holdings Limited	45,000	76,500
Ferrari NV*	900	41,265
Fiat Chrysler Automobiles NV*	9,000	72,810
Grupo Televisa S.A.B.	4,400	128,612
Harman International Inustries, Inc.	1,000	76,760
Hilton Worldwide Holdings, Inc.*	5,400	119,070
Home Depot, Inc.	1,100	147,279
Honda Motor Co., Ltd.	4,800	129,408
ITV plc	3,300	109,890
Las Vegas Sands Corp.	2,600	117,390
Magna International, Inc.	2,000	84,040
Mohawk Industries, Inc.*	525	101,131
New Oriental Education & Technology Group, Inc.	4,000	156,640
Nissan Motor Co., Ltd.	6,500	115,570
Nordstrom, Inc.	2,000	102,260
Ralph Lauren Corporation	900	83,889
Scripps Networks Interactive, Inc.	1,700	105,995
Starwood Hotels & Resorts Worldwide, Inc.	1,500	122,820
Tempur-Pedic International, Inc.*	1,300	78,871
Time Warner, Inc.	1,400	105,196
TJX Companies, Inc.	1,400	106,148
Twenty-First Century Fox, Inc. - Class A	5,400	163,404
2U, Inc.*	5,600	156,968
Vivendi SA	6,700	128,841
Walt Disney Company	1,300	134,238

		3,968,440

Consumer Staples - 4.9%
Ambev SA	15,500	86,645
Bunge Ltd.	1,600	100,000
Carrefour SA	3,000	84,300
Coca-Cola Enterprises, Inc.	3,000	157,440
CVS Health Corporation	1,200	120,600
Marine Harvest ASA*	12,500	194,375
Orkla ASA	12,500	108,750
PepsiCo, Inc.	1,400	144,144
Unilever PLC	2,500	112,150
Wal-Mart Stores, Inc.	1,400	93,618

		1,202,022

Energy - 4.1%
Anadarko Petroleum Corporation	1,550	81,778
Baker Hughes, Inc.	2,100	101,556
ConocoPhillips	2,000	95,580
Halliburton Company	2,100	86,751
Helmerich & Payne, Inc.	1,000	66,120
Koninklijke Vopak NV	900	48,897
Noble Energy, Inc.	2,200	79,442
Occidental Petroleum Corporation	1,200	91,980
Phillips 66	1,600	131,376
Schlumberger Ltd.	1,500	120,510
Spectra Energy Corp.	3,500	109,445

		1,013,435

Financials - 19.0%
AEGON N.V.	20,426	117,654
AIA Group Ltd.	4,600	110,308
Allstate Corporation	1,450	94,323
American International Group, Inc.	2,100	117,222
Ameriprise Financial, Inc.	1,100	105,490
AXA SA	4,500	113,940
Bank of America Corporation	6,000	87,360
Bank of New York Mellon Corporation	2,800	112,672
Barclays PLC	9,500	95,475
Berkshire Hathaway, Inc. Class B*	1,000	145,480
BNP Paribas S.A.	5,450	145,406
BofI Holding, Inc.*	4,800	97,776
CK Hutchison Holdings Limited	7,900	94,326
Credit Suisse Group AG	6,453	98,150
Discover Financial Services	2,000	112,540
Eaton Vance Corp.	3,000	103,590
Franklin Resources, Inc.	2,400	89,616
Goldman Sachs Group, Inc.	750	123,083
Great Eagle Holdings Limited	39,000	158,340
Hang Lung Properties Limited	33,000	66,000
Hartford Financial Services Group, Inc.	2,500	110,950
ICICI Bank Limited	16,000	112,800
ING Groep N.V.*	13,000	159,510
Intercontinental Exchange, Inc.	450	108,014
Intesa Sanpaolo S.p.A.	8,400	140,448
Invesco Ltd.	3,800	117,838
KB Financial Group, Inc.*	3,000	91,230
KeyCorp	7,500	92,175
Lincoln National Corporation	2,000	86,900
Lloyds Banking Group plc	20,000	79,800
MetLife, Inc.	3,300	148,830
Mitsubishi UFJ Financial Group, Inc.	22,000	101,200
Nasdaq, Inc.	2,200	135,762
PNC Financial Services Group, Inc.	1,200	105,336
PRA Group, Inc.*	3,000	99,540
Principal Financial Group, Inc.	2,500	106,700
Prudential Financial, Inc.	1,800	139,752
Sumitomo Mitsui Financial Group, Inc.	16,000	97,440
SunTrust Banks, Inc.	2,800	116,872
UBS AG	5,000	86,350
Wells Fargo & Company	2,800	139,944
Zions Bancorporation	3,600	99,072

		4,665,214

Health Care - 10.8%
Abbott Laboratories	2,300	89,470
AbbVie, Inc.	1,700	103,700
Alere, Inc.*	3,500	136,500
Alexion Pharmaceuticals, Inc.*	580	80,782
Allergan plc*	532	115,210
AmerisourceBergen Corporation	1,000	85,100
Amgen, Inc.	800	126,640
Baxalta, Inc.	2,600	109,070
Bayer AG	760	85,941
Endo International PLC*	1,800	48,600
Fresenius Medical Care AG & Co.	2,350	102,531
Gilead Sciences, Inc.	1,100	97,031
Jazz Pharmaceuticals Plc*	1,000	150,700
Johnson & Johnson	1,300	145,704
Laboratory Corporation of America Holdings*	900	112,788
McKesson Corporation	450	75,519
Medtronic, PLC	1,300	102,895
Novartis AG	1,700	129,149
Shire PLC	600	112,452
Stryker Corporation	1,100	119,911
Tenet Healthcare Corporation*	2,200	69,718
Teva Pharmaceutical Industries Ltd.	2,500	136,125
Thermo Fisher Scientific, Inc.	1,250	180,313
UnitedHealth Group, Inc.	1,100	144,848

		2,660,697

Industrials - 11.1%
ABB Limited*	5,100	107,661
ADT Corporation	2,300	96,554
AerCap Holdings NV*	2,200	88,022
Babcock & Wilcox Enterprises, Inc.	3,000	68,550
Babcock International Group plc	8,400	116,256
Boeing Company	1,100	148,280
easyJet plc	4,000	86,080
Embraer SA ADR	3,500	80,850
FedEx Corporation	1,100	181,621
Ferrovial S.A.	2,168	46,200
Flowserve Corporation	1,300	63,453
J.B. Hunt Transport Services, Inc.	1,400	116,032
Koninklijke Philips Electronics N.V.	4,950	136,175
L-3 Communications Holdings, Inc.	950	124,954
NIDEC CORPORATION	3,650	66,102
Orbital ATK, Inc.	1,000	87,000
Old Dominion Freight Line, Inc.*	2,000	132,100
Owens Corning, Inc.*	2,400	110,568
Ryder System, Inc.	1,700	117,164
Siemens AG	1,100	115,258
Smiths Group plc	8,800	144,320
Standex International Corporation	1,300	99,697
Stericycle, Inc.*	1,100	105,116
United Continental Holdings, Inc.*	1,500	68,715
United Technologies Corporation	1,200	125,244
XPO Logistics, Inc.*	3,100	93,434

		2,725,406

Information Technology - 14.6%
Activision Blizzard, Inc.	3,500	120,645
Analog Devices, Inc.	1,800	101,376
Applied Materials, Inc.	8,300	169,901
ARM Holdings plc	3,500	144,165
Baidu, Inc.*	480	93,264
Broadcom Limited	1,000	145,750
CA, Inc.	5,000	148,300
Cavium, Inc.*	2,300	113,551
Cisco Systems, Inc.	5,500	151,195
Cognizant Technology Solutions Corporation*	1,700	99,229
Corning, Inc.	6,000	112,020
EMC Corporation	4,000	104,440
FLIR Systems, Inc.	3,400	102,714
Infineon Technologies AG	8,000	114,640
International Business Machines, Inc.	500	72,970
Jabil Circuit, Inc.	4,600	79,856
Lam Research Corporation*	2,000	152,800
MasterCard, Inc.	1,400	135,786
NetEase, Inc.	700	98,490
NICE Systems Limited	2,650	169,203
NVIDIA Corporation	5,000	177,650
Proofpoint, Inc.*	2,500	145,650
Qorvo, Inc.*	1,800	81,054
SAP SE	2,300	180,826
Total System Services, Inc.	2,200	112,508
United Internet AG	3,500	170,905
Visa, Inc.	1,600	123,584
WNS Holdings Ltd.*	4,900	155,281

		3,577,753

Materials - 5.3%
Alcoa, Inc.	9,500	106,115
BASF SE	1,600	127,712
Celanese Corporation	1,700	120,190
Crown Holdings, Inc.*	1,850	97,976
International Paper Company	3,400	147,118
Koninklijke DSM NV	2,600	159,484
Linde AG	7,900	118,342
PolyOne Corporation	2,500	89,950
Syngenta AG ADS	2,450	197,397
Vulcan Materials Company	1,350	145,301

		1,309,585

Telecommunication Services - 2.5%
China Mobile Limited	2,100	120,792
Nippon Telegraph & Telephone Corporation	2,400	106,968
SoftBank Corp.	2,600	139,004
Telecom Italia S.p.A.*	12,800	124,928
Turkcell Iletisim Hizmetleri AS	12,000	129,600

		621,292

Utilities - 0.5%
WEC Energy Group, Inc.	1,900	110,599

TOTAL COMMON STOCKS		21,854,443

INVESTMENT COMPANIES - 10.9%
Exchange Traded Funds - 9.3%
Deutsche X-Trackers MSCI EAFE Hedged Equity ETF	4,500	115,425
Deutsche X-Trackers MSCI Emerging Markets Hedged Equity ETF	6,500	122,200
Deutsche X-Trackers MSCI Japan Hedged Equity ETF	3,000	95,220
iShares Europe ETF	3,250	131,008
iShares MSCI EAFE Value ETF	2,700	125,037
iShares MSCI Eurozone ETF	1,500	52,905
iShares MSCI France ETF	2,000	49,500
iShares MSCI Germany ETF	1,900	49,837
iShares MSCI Germany Small-Cap ETF	1,150	48,392
iShares MSCI Italy Capped ETF	3,500	44,485
iShares MSCI Japan ETF	10,000	114,200
iShares MSCI Spain Capped ETF	2,700	77,868
iShares MSCI United Kingdom Small-Cap ETF	1,100	42,149
Schwab International Equity ETF	5,400	149,850
Schwab International Small-Cap Equity ETF	4,650	138,942
Vanguard FTSE All World ex-U.S. ETF	3,500	154,210
Vanguard FTSE Developed Markets ETF	4,200	154,182
Vanguard FTSE Europe ETF	3,000	149,580
WisdomTree Europe Hedged Equity Fund	2,500	130,875
WisdomTree Europe Hedged SmallCap Equity Fund	2,000	48,440
WisdomTree Europe SmallCap Dividend Fund	2,600	148,850
WisdomTree International Equity Fund	3,000	140,430

		2,283,585

Money Market Funds - 1.6%
Fidelity Institutional Money Market Portfolio	400,707	400,707

TOTAL INVESTMENT COMPANIES		2,684,292

TOTAL INVESTMENTS - 99.8% (cost $21,138,630)		24,538,735
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		36,531

Net Assets - 100.0%		$24,575,266

*	Non-income producing security.

API MASTER ALLOCATION FUND

SCHEDULE OF INVESTMENTS

April 30, 2016

(Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.2%
Growth Funds - 34.1%
API Efficient Frontier Growth Fund*	836,578	$11,795,747

Income Funds - 31.4%
API Efficient Frontier Capital Income Fund	255,815	10,854,219

Money Market Funds - 0.4%
Fidelity Institutional Money Market Portfolio	129,782	129,782

Value Funds - 34.3%
API Efficient Frontier Value Fund*	678,459	11,859,461

TOTAL INVESTMENTS - 100.1% (cost $19,227,037)		34,639,209
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.1%		(40,819)

Net Assets - 100.0%		$34,598,390

*	Non-income producing security.

Investment Valuation

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 –	Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

• Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –	Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2016, in valuing the Funds’ assets carried at fair value.

Capital Income Fund

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable
Investments in Securities	Prices	Inputs	Inputs	Total
Common Stocks	$29,559,389	$—	$—	$29,559,389
Investment Companies	4,227,785	—	—	4,227,785
Preferred Stocks	70,500	—	—	70,500

Total	$33,857,674	$—	$—	$33,857,674

Growth Fund

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable
Investments in Securities	Prices	Inputs	Inputs	Total
Common Stocks	$61,263,182	$—	$—	$61,263,182
Investment Companies	6,291,878	—	—	6,291,878

Total	$67,555,060	$—	$—	$67,555,060

Income Fund

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable
Investments in Securities	Prices	Inputs	Inputs	Total
Common Stocks	$131,202,238	$—	$—	$131,202,238
Corporate Bonds & Notes	—	168,340,595	—	168,340,595
Investment Companies	310,470,054	—	—	310,470,054
Preferred Stocks	11,442,564	—	—	11,442,564
U.S. Treasury Notes & Bonds	—	23,676,546	—	23,676,546

Total	$453,114,856	$192,017,141	$—	$645,131,997

Core Income Fund

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable
Investments in Securities	Prices	Inputs	Inputs	Total
Corporate Bonds & Notes	$—	$22,303,613	$—	$22,303,613
Investment Companies	7,584,953	—	—	7,584,953
Preferred Stocks	121,870	—	—	121,870
U.S. Treasury Notes & Bonds	—	1,007,110	—	1,007,110

Total	$7,706,823	$23,310,723	$—	$31,017,546

Value Fund

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable
Investments in Securities	Prices	Inputs	Inputs	Total
Common Stocks	$21,854,443	$—	$—	$21,854,443
Investment Companies	2,684,292	—	—	2,684,292

Total	$24,538,735	$—	$—	$24,538,735

Master Allocation Fund

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable
Investments in Securities	Prices	Inputs	Inputs	Total
Investment Companies	$34,639,209	$—	$—	$34,639,209

At April 30, 2016, the gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes, were as follows:

	Capital			Core		Master
	Income	Growth	Income	Income	Value	Allocation
	Fund	Fund	Fund	Fund	Fund	Fund
Cost of investments	$30,694,799	$53,390,199	$692,164,441	$31,355,736	$21,138,630	$19,580,483

Gross unrealized appreciation	$5,193,963	$15,888,975	$8,966,068	$223,612	$4,813,810	$15,058,726
Gross unrealized depreciation	(2,031,088)	(1,724,114)	(55,998,512)	(561,802)	(1,413,705)	—

Net unrealized appreciation/ (depreciation) on investments	$3,162,875	$14,164,861	($47,032,444)	($338,190)	$3,400,105	$15,058,726

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Pension Investors Trust

By:	/s/ David D. Basten
David D. Basten
President

Date: June 9, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David D. Basten
David D. Basten
President

Date: June 9, 2016

By:	/s/ Charles D. Foster
Charles D. Foster
Chief Financial Officer

Date: June 9, 2016